Financial Risk Management and Financial Instruments - Summary of Key Assumptions Used to Estimate Fair Value of the Minority Investment (Details)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Discount rate (%)	13.00%